INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS [Abstract]
Movement of Equity Investments
Set out below are movement of equity investments during the years ended December 31, 2017, 2018 and 2019.
-- $

Balance at January 1, 2017	25,833
Additions	4,101
Share of results	(1,912)
Share of other comprehensive income	303
Less: disposals and transfers	(17,198)
Less: transfer upon acquisition of controlling interest in an associated company	(2,387)
Balance at December 31, 2017	8,740

Additions	24,872
Share of results	(3,066)
Share of other comprehensive loss	(1,097)
Distribution from investment	(578)
Impairment	(2,562)
Balance at December 31, 2018	26,309

Additions	13,787
Share of results	(3,239)
Share of other comprehensive loss	(315)
Distribution from investment	(453)
Disposal	(523)
Impairment	(68)
Balance at December 31, 2019	35,498